Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - Not Designated as Hedging Instruments [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	¥ (387)	¥ (508)	¥ 808
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	51	(137)	244
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(163)	(183)	368
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(260)	(153)	149
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	6	2	2
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(2)	18	12
Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(19)	(55)	33
Foreign Exchange Gains (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(160)	(183)	374
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(163)	(183)	368
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Foreign Exchange Gains (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	3		6
Trading Account Profits (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(227)	(325)	434
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	51	(137)	244
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(260)	(153)	149
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	6	2	2
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(2)	18	12
Trading Account Profits (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	¥ (22)	¥ (55)	¥ 27